STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 13	-	STOCKHOLDERS’ EQUITY

A.	Share capital:

1.	Composition:

December 31, 2018 and 2017	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.
Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange (“TASE”).  On February 24, 2015 the company issued a press release announcing that its Board of Directors has resolved to act to voluntarily delist its ordinary shares from trading on the Tel Aviv Stock Exchange. Such delisting became effective as of May 25, 2016 with the last trading date on the Tel Aviv Stock Exchange being May 23, 2016.

3.	On September 2005, the Company registered its Ordinary shares for trade in the United States.

4.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

5.	As of December 31, 2017, and 2016, 2,507,314 ordinary shares representing 10.7% of the share capital of the Company was held by the company as treasury shares.

As a result of the Acquisition described in Notes 1A, 3 during September 2018 the company reissued 373,489 ordinary shares to the previous shareholders of Road Track (as part of the consideration paid to the sellers). The final consideration paid to the sellers was subject to downward adjustments depending on the full year 2018 performance of Road Track.

During March 2019 the company received the full year 2018 performance of Road Track business and according to Road Track results the price adjustment that will be paid back to Ituran in Ituran's shares is approximately $11 million (300,472 shares out of 373,489 shares that we reissued)

As of December 31, 2018, 2,133,825 ordinary shares representing 9.1% of the share capital of the Company is held by the company as treasury shares.

6.	Shares of the Company held by the company have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company’s shares acquired by the Company and its subsidiaries (presented as a separate item in the statement of changes in equity) must be deducted from the amount of retained earnings.

2.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of its net profits, calculated on the basis of the interim financial statements.

3.
On February 27, 2017, the board of directors approved a change in the dividend policy. The new policy calls for a dividend of $5 million, at minimum per quarter, this new policy became effective starting from the dividend for the first quarter 2017.

4.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.

5.	During 2016, the Company declared dividends in an amount of approximately US$ 18.2 million. These dividends were paid during 2016 and January 2017.

6.	During 2017, the Company declared dividends totaling an amount of approximately US$ 23.5 million. These dividends were paid during 2017 and January 2018.

7.	During 2018, the Company declared dividends totaling an amount of approximately US$ 20.0 million. These dividends were paid during 2018 and January 2019.

8.	In March 2019, the Company declared a dividend in the amount of US 0.23 dollar per share, totaling approximately US$ 5 million. The dividend was paid in April 2019.

9.	During the years ended December 31, 2018, 2017 and 2016, the Company declared dividends in the amount of US$ 0.95, US$ 1.12 and US$ 0.86, per share.